COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 12,155
2024	3,385
2025	0
2026	0
2027 and thereafter	0
Total	$ 15,540